UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		February 13, 2009



Report Type (Check only one.):
[ X]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]       13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]       13F COMBINATION REPORT. (Check here if a portion of the holdings for
		this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    21129


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CIA VALE DO RIO DOCE  ADR      ADRS STOCKS      204412209      375    31000 SH       SH-OTH                    0    31000        0
D CORNING INC  COM STK           COMMON STOCK     219350105      715    75000 SH       SH-OTH                    0    75000        0
D FREEPORT MCMORAN COP PER & GOL COMMON STOCK     35671D857      342    14000 SH       SH-OTH                    0    14000        0
D FREEPORT MCMORAN COP PER & GOL OPTIONS - CALLS  99OB3RMH9     1222    50000 SH  CALL SH-OTH                    0    50000        0
D JETBLUE AWYS CORP  COM STK     COMMON STOCK     477143101      320    45000 SH       SH-OTH                    0    45000        0
D MELCO PBL ENTMT MACA U LTD ADR ADRS STOCKS      585464100      507   160000 SH       SH-OTH                    0   160000        0
D MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100      594    33000 SH       SH-OTH                    0    33000        0
D MOTOROLA INC  COM STK          COMMON STOCK     620076109      332    75000 SH       SH-OTH                    0    75000        0
D NOKIA CORP  ADR                OPTIONS - PUTS   99OBFTW57      780    50000 SH  PUT  SH-OTH                    0    50000        0
D PERFECT WORLD CO LTD  ADR      ADRS STOCKS      71372U104      776    45000 SH       SH-OTH                    0    45000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      896    25000 SH       SH-OTH                    0    25000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBGXC00     6768    75000 SH  PUT  SH-OTH                    0    75000        0
D SEMI CONDUCTOR COM STK US ETFS OPTIONS - PUTS   99OBH7K56     1409    80000 SH  PUT  SH-OTH                    0    80000        0
D UNITED STS STL CORP  COM STK   OPTIONS - CALLS  99OB205V7     1860    50000 SH  CALL SH-OTH                    0    50000        0
D UTILITIES SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y886     1742    60000 SH       SH-OTH                    0    60000        0
D VISIONCHINA MEDIA INC ADS      ADRS STOCKS      92833U103      628   115000 SH       SH-OTH                    0   115000        0
D WSP HOLDINGS LTD ADR           ADRS STOCKS      92934F104     1863   441532 SH       SH-OTH                    0   441532        0
S REPORT SUMMARY                 17 DATA RECORDS               21129